Goodwill (Details)			1 Months Ended			12 Months Ended
	Dec. 04, 2020 USD ($)	Dec. 04, 2020 CNY (¥)	Aug. 31, 2018 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY (¥)	Dec. 31, 2020 USD ($)	Sep. 30, 2014 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Percentage of ownership	67.36%	67.36%	100.00%	100.00%	100.00%
Consideration	$ 2,500,000	¥ 16,400,000	$ 60,000,000	$ 7,391,894	¥ 48,000,000
Identifiable net assets	607,120		1,440,349	151,958			¥ 963,000
Goodwill	$ 3,849,207		4,488,664	$ 7,239,936
Intangible asset			$ 54,070,987
Other Asset Impairment Charges						$ 3,619,968